Property, Equipment and Software, Net (Details) - Schedule of Property, Equipment and Software - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,593,464	$ 1,731,364
Less: accumulated depreciation and amortization	(1,470,497)	(1,574,603)
Property and equipment, net	122,967	156,761
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,576	2,798
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,545	7,111
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	67,580	73,429
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	448,607	487,430
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,068,156	$ 1,160,596